Contributed Equity - Ordinary Share Capital (Details)	6 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares, Balance | shares	489,003,935	489,003,935	488,733,461
Ordinary shares Fully paid	$ 338,426,226	$ 338,426,226	$ 338,425,286
Ordinary shares Fully paid	388,426,226	$ 388,426,226	$ 388,425,286
Share issue costs	$ (10,036)
Exercise of Options
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares | shares	33,334
Issue Price | $ / shares		$ 0.5
Ordinary shares Fully paid	$ 10,976	$ 10,976
Exercise of Performance Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares | shares	237,140